SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2012, are applied consistently in these financial statements. For further information, refer to the consolidated financial statements as of December 31, 2012, set forth in the Company's Annual Report on Form 20-F as filed with the U.S. Securities and Exchange Commission on March 22, 2013.